Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders’ Deficit - USD ($) $ in Thousands	Total	Conversion of convertible preferred stock into common stock and pre-funded warrants in connection with the reverse merger	Series A-1 Convertible Preferred Stock	Series A-2 Convertible Preferred Stock	Series B Convertible Preferred Stock	Class A Common Stock	Class B Common Stock	Preferred Stock	Common Stock	Common Stock Conversion of convertible preferred stock into common stock and pre-funded warrants in connection with the reverse merger	Common Stock Conversion of Class A common stock into common stock and related change in par value	Common Stock Class A Common Stock	Common Stock Class A Common Stock Conversion of Class A common stock into common stock and related change in par value	Common Stock Class B Common Stock	Additional Paid- In Capital	Additional Paid- In Capital Conversion of convertible preferred stock into common stock and pre-funded warrants in connection with the reverse merger	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021			18,604,653	13,291,208	47,131,133
Beginning balance at Dec. 31, 2021			$ 34,414	$ 28,675	$ 114,818
Increase (Decrease) in Temporary Equity [Roll Forward]
Series B convertible preferred stock, net of offering costs (in shares)					27,274,586
Series B convertible preferred stock, net of $91 offering costs					$ 66,459
Ending balance at Dec. 31, 2022	$ 244,366		$ 34,414	$ 28,675	$ 181,277
Ending balance (in shares) at Dec. 31, 2022			18,604,653	13,291,208	74,405,719
Beginning balance (in shares) at Dec. 31, 2021								0
Beginning balance (in shares) at Dec. 31, 2021									0			419,783		0
Beginning balance at Dec. 31, 2021	(91,875)							$ 0	$ 0			$ 0		$ 0	$ 3,773		$ (95,648)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	1,252
Class A common stock issued upon exercise of stock options (in shares)												8,551
Class A common stock issued upon exercise of stock options	73
Net loss	(55,189)					$ (55,189)	$ 0
Ending balance at Dec. 31, 2022	$ (145,739)							$ 0	$ 0			$ 0		$ 0	5,098		(150,837)
Ending balance (in shares) at Dec. 31, 2022	0					428,334	0		0			428,334		0
Ending balance (in shares) at Dec. 31, 2022	0							0
Ending balance at Mar. 31, 2023			$ 34,414	$ 28,675	$ 181,277
Ending balance (in shares) at Mar. 31, 2023			18,604,653	13,291,208	74,405,719
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	$ 293														293
Class A common stock issued upon exercise of stock options (in shares)												13,532
Class A common stock issued upon exercise of stock options	112														112
Net loss	(12,263)																(12,263)
Ending balance at Mar. 31, 2023	(157,597)							$ 0	$ 0			$ 0		$ 0	5,503		(163,100)
Ending balance (in shares) at Mar. 31, 2023									0			441,866		0
Ending balance (in shares) at Mar. 31, 2023								0
Beginning balance (in shares) at Dec. 31, 2022			18,604,653	13,291,208	74,405,719
Beginning balance at Dec. 31, 2022	$ 244,366		$ 34,414	$ 28,675	$ 181,277
Ending balance at Sep. 30, 2023			$ 34,414	$ 28,675	$ 181,277
Ending balance (in shares) at Sep. 30, 2023			18,604,653	13,291,208	74,405,719
Beginning balance (in shares) at Dec. 31, 2022	0							0
Beginning balance (in shares) at Dec. 31, 2022	0					428,334	0		0			428,334		0
Beginning balance at Dec. 31, 2022	$ (145,739)							$ 0	$ 0			$ 0		$ 0	5,098		(150,837)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(38,700)					$ (38,700)	$ 0
Ending balance at Sep. 30, 2023	(183,209)							$ 0	$ 0			$ 0		$ 0	6,328		(189,537)
Ending balance (in shares) at Sep. 30, 2023									0			448,644		0
Ending balance (in shares) at Sep. 30, 2023								0
Beginning balance (in shares) at Dec. 31, 2022			18,604,653	13,291,208	74,405,719
Beginning balance at Dec. 31, 2022	$ 244,366		$ 34,414	$ 28,675	$ 181,277
Beginning balance (in shares) at Dec. 31, 2022	0							0
Beginning balance (in shares) at Dec. 31, 2022	0					428,334	0		0			428,334		0
Beginning balance at Dec. 31, 2022	$ (145,739)							$ 0	$ 0			$ 0		$ 0	5,098		(150,837)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						$ (49,971)	$ 0
Ending balance (in shares) at Dec. 18, 2023						12,823,665
Beginning balance (in shares) at Dec. 31, 2022			18,604,653	13,291,208	74,405,719
Beginning balance at Dec. 31, 2022	244,366		$ 34,414	$ 28,675	$ 181,277
Increase (Decrease) in Temporary Equity [Roll Forward]
Additional convertible preferred stock issued in conjunction with anti-dilution adjustment (in shares)			1,890,302	1,350,436	10,264,533
Conversion of convertible preferred stock into common stock and pre-funded warrants in connection with the reverse merger (in shares)			(20,494,955)	(14,641,644)	(84,670,252)
Conversion of convertible preferred stock into common stock and pre-funded warrants in connection with the reverse merger			$ (34,414)	$ (28,675)	$ (181,277)
Ending balance at Dec. 31, 2023	$ 0		$ 0	$ 0	$ 0
Ending balance (in shares) at Dec. 31, 2023			0	0	0
Beginning balance (in shares) at Dec. 31, 2022	0							0
Beginning balance (in shares) at Dec. 31, 2022	0					428,334	0		0			428,334		0
Beginning balance at Dec. 31, 2022	$ (145,739)							$ 0	$ 0			$ 0		$ 0	5,098		(150,837)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	$ 1,418														1,418
Class A common stock issued upon exercise of stock options (in shares)	20,348											20,348
Class A common stock issued upon exercise of stock options	$ 168														168
Conversion of convertible preferred stock into common stock and pre-funded warrants in connection with the reverse merger (in shares)										7,231,747	(3,240,888)		3,240,888
Conversion of convertible preferred stock into common stock and pre-funded warrants in connection with the reverse merger		$ 244,366														$ 244,366
Issuance of Class A common stock and pre-funded warrants in the pre-closing financing, net of $6,946 offering costs (in shares)												2,792,206
Issuance of Class A common stock and pre-funded warrants in the pre-closing financing, net of $6,946 offering costs	88,056														88,056
Transactions costs associated with the reverse merger	(4,140)														(4,140)
Issuance of common stock and pre-funded warrants to former stockholders of Neoleukin Therapeutics, Inc. in connection with the reverse merger (in shares)									2,351,030
Issuance of common stock and pre-funded warrants to former stockholders of Neoleukin Therapeutics, Inc. in connection with the reverse merger	38,212														38,212
Net loss	(36,317)																(36,317)
Ending balance at Dec. 31, 2023	$ 186,024							$ 0	$ 0			$ 0		$ 0	373,178		(187,154)
Ending balance (in shares) at Dec. 31, 2023	12,823,665					0	0		12,823,665			0		0
Ending balance (in shares) at Dec. 31, 2023	0							0
Beginning balance (in shares) at Mar. 31, 2023			18,604,653	13,291,208	74,405,719
Beginning balance at Mar. 31, 2023			$ 34,414	$ 28,675	$ 181,277
Ending balance at Jun. 30, 2023			$ 34,414	$ 28,675	$ 181,277
Ending balance (in shares) at Jun. 30, 2023			18,604,653	13,291,208	74,405,719
Beginning balance (in shares) at Mar. 31, 2023								0
Beginning balance (in shares) at Mar. 31, 2023									0			441,866		0
Beginning balance at Mar. 31, 2023	$ (157,597)							$ 0	$ 0			$ 0		$ 0	5,503		(163,100)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	384														384
Class A common stock issued upon exercise of stock options (in shares)												2,751
Class A common stock issued upon exercise of stock options	20														20
Net loss	(11,860)																(11,860)
Ending balance at Jun. 30, 2023	(169,053)							$ 0	$ 0			$ 0		$ 0	5,907		(174,960)
Ending balance (in shares) at Jun. 30, 2023									0			444,617		0
Ending balance (in shares) at Jun. 30, 2023								0
Ending balance at Sep. 30, 2023			$ 34,414	$ 28,675	$ 181,277
Ending balance (in shares) at Sep. 30, 2023			18,604,653	13,291,208	74,405,719
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	386														386
Class A common stock issued upon exercise of stock options (in shares)												4,027
Class A common stock issued upon exercise of stock options	35														35
Net loss	(14,577)																(14,577)
Ending balance at Sep. 30, 2023	(183,209)							$ 0	$ 0			$ 0		$ 0	6,328		(189,537)
Ending balance (in shares) at Sep. 30, 2023									0			448,644		0
Ending balance (in shares) at Sep. 30, 2023								0
Ending balance at Dec. 31, 2023	0		$ 0	$ 0	$ 0
Ending balance (in shares) at Dec. 31, 2023			0	0	0
Beginning balance (in shares) at Dec. 18, 2023						12,823,665
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	13,654
Ending balance at Dec. 31, 2023	$ 186,024							$ 0	$ 0			$ 0		$ 0	373,178		(187,154)
Ending balance (in shares) at Dec. 31, 2023	12,823,665					0	0		12,823,665			0		0
Ending balance (in shares) at Dec. 31, 2023	0							0
Ending balance at Mar. 31, 2024			$ 0	$ 0	$ 0
Ending balance (in shares) at Mar. 31, 2024			0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	$ 1,045														1,045
Class A common stock issued upon exercise of stock options (in shares)									37,330
Class A common stock issued upon exercise of stock options	629														629
Net loss	(16,921)																(16,921)
Ending balance at Mar. 31, 2024	170,777							$ 0	$ 0			$ 0		$ 0	374,852		(204,075)
Ending balance (in shares) at Mar. 31, 2024									12,860,995			0		0
Ending balance (in shares) at Mar. 31, 2024								0
Beginning balance (in shares) at Dec. 31, 2023			0	0	0
Beginning balance at Dec. 31, 2023	$ 0		$ 0	$ 0	$ 0
Ending balance at Sep. 30, 2024			$ 0	$ 0	$ 0
Ending balance (in shares) at Sep. 30, 2024			0	0	0
Beginning balance (in shares) at Dec. 31, 2023	0							0
Beginning balance (in shares) at Dec. 31, 2023	12,823,665					0	0		12,823,665			0		0
Beginning balance at Dec. 31, 2023	$ 186,024							$ 0	$ 0			$ 0		$ 0	373,178		(187,154)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock issued upon exercise of stock options (in shares)	83,795
Net loss	$ (55,630)
Ending balance at Sep. 30, 2024	$ 137,414							$ 0	$ 0			$ 0		$ 0	380,198		(242,784)
Ending balance (in shares) at Sep. 30, 2024	13,010,867								13,010,867			0		0
Ending balance (in shares) at Sep. 30, 2024	0							0
Beginning balance (in shares) at Mar. 31, 2024			0	0	0
Beginning balance at Mar. 31, 2024			$ 0	$ 0	$ 0
Ending balance at Jun. 30, 2024			$ 0	$ 0	$ 0
Ending balance (in shares) at Jun. 30, 2024			0	0	0
Beginning balance (in shares) at Mar. 31, 2024								0
Beginning balance (in shares) at Mar. 31, 2024									12,860,995			0		0
Beginning balance at Mar. 31, 2024	$ 170,777							$ 0	$ 0			$ 0		$ 0	374,852		(204,075)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,314														2,314
Class A common stock issued upon exercise of stock options (in shares)									24,806
Class A common stock issued upon exercise of stock options	415														415
Net loss	(18,492)																(18,492)
Ending balance at Jun. 30, 2024	155,014							$ 0	$ 0			$ 0		$ 0	377,581		(222,567)
Ending balance (in shares) at Jun. 30, 2024									12,989,208			0		0
Ending balance (in shares) at Jun. 30, 2024								0
Ending balance at Sep. 30, 2024			$ 0	$ 0	$ 0
Ending balance (in shares) at Sep. 30, 2024			0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,474														2,474
Class A common stock issued upon exercise of stock options (in shares)									21,659
Class A common stock issued upon exercise of stock options	143														143
Net loss	(20,217)																(20,217)
Ending balance at Sep. 30, 2024	$ 137,414							$ 0	$ 0			$ 0		$ 0	$ 380,198		$ (242,784)
Ending balance (in shares) at Sep. 30, 2024	13,010,867								13,010,867			0		0
Ending balance (in shares) at Sep. 30, 2024	0							0